SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Activity In The Allowance For Doubtful Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Opening balance	$ 264	$ 162	$ 173
Provision for credit losses	38	100	0
Foreign currency translation adjustments	(1)	2	(9)
Closing balance	$ 301	$ 264	$ 162